Cover Page	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	KENNEDY-WILSON HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33824
Entity Tax Identification Number	26-0508760
Entity Address, Address Line One	151 S El Camino Drive
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	887-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $.0001 par value
Trading Symbol	KW
Security Exchange Name	NYSE
Entity Central Index Key	0001408100
Amendment Flag	false
Current Fiscal Year End Date	--12-31